GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

5.        GOODWILL

On December 31, 2013, the Group acquired the fashion-focused site business from Ador Inc. The acquired assets were recorded at fair value at the date of acquisition, including net working capital of $44, goodwill of $690 and other intangible assets of $266. There was no change to the carrying amount of goodwill since acquisition.